Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Related party transactions
6	Related party transactions

Related parties are natural persons or companies that can be influenced by the reporting entity, that can exert an influence on the reporting entity or that are under the influence of another related party of the reporting entity. Transactions between related parties mainly include loans, leases and management services. All business transactions, receivables and liabilities with related parties existing at the reporting date result from ordinary business activities and are conducted at arm’s length.

Note 1 provides information about ADSE’s structure, including details of the shareholders, subsidiaries and entities with significant influence on ADSE.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

kEUR	2021
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	1,601	-26	-	-457	-1,995
Transactions with affiliated companies*	2,253	-2,073	21	-5,402	-
Transactions with associated companies	-	-81	-	-47	-
Transactions with related persons	-	-	-	-	-
Total	3,854	-2,181	21	-5,906	-1,995

*) Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.

In the financial year 2021 ADSE acquired several items of property, plant and equipment from ads-tec Dresden GmbH for a purchase price of kEUR 774. As of December 31, 2021, these items are presented within property, plant and equipment in the statement of financial position.

kEUR	2020
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	-	-371	-	-2,451	-1,368
Transactions with affiliated companies*	22	-4,197	-	-3,195	-48
Transactions with associated companies	-	-75	-	-54	-
Transactions with related persons	-	-	-	-2	-
Total	22	-4,643	-	-5,702	-1,416

*) Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADSH.

kEUR	2019
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	-	-	-	-721	-308
Transactions with affiliated companies*	163	-2,807	341	-3,630	-87
Transactions with associated companies	-	-60	-	-69	-
Transactions with related persons	-	-	-	-2	-
Total	163	-2,867	341	-4,422	-395

*) Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADSH.

Other expense

Other expense mainly includes the administration fees of kEUR 2,963 (2020: 2,474, 2019: kEUR 2,143) paid to ADSH, management fees of kEUR 450 (2020: kEUR 450, 2019: kEUR 640) paid to ADSH, development costs of kEUR 1,479 (2020: kEUR 262, 2019: kEUR 499) paid to ads-tec Engineering GmbH and rent of kEUR 261 (2020: kEUR 261, 2019: kEUR 261) paid to ads-tec Immobilien GmbH & Co. KG.

Interest expense

Interest expense includes the interest expense of kEUR 338 (2020: kEUR 261, 2019: kEUR 114) on the loan from ADSH, the interest expense of kEUR 1,625 (2020: 1,070, 2019: kEUR 195) on the loan from the other shareholder, the liability remuneration of kEUR 33 (2020: kEUR 38, 2019: kEUR 0) to ADSH and the liability remuneration of kEUR 0 (2020: kEUR 48, 2019: kEUR 87) to ads-tec Industrial IT GmbH.

The table below provides an overview of significant account balances and transactions from such relationships.

Receivables and liabilities to shareholders and affiliated companies

Liabilities to affiliated companies mainly comprise a liability to ads-tec Administration GmbH in the amount of kEUR 838 (2020: kEUR 846) and a liability to ads-tec Dresden GmbH in the amount of kEUR 1,199 (2020: kEUR 450).

kEUR	Dec. 31, 2021		Dec. 31, 2020
	Receivables	Payables	Receivables	Payables
Transactions with shareholders*	2,108	311	-	25,526
Transactions with affiliated companies*	25	2,685	27	1,682
Transactions with associated companies	-	8	-	19
Transactions with related persons	-	-	-	-
Total	2,132	3,005	27	27,227

*) In 2021, transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.

In 2020, transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADSH.

Key management personnel compensation

As of the comparisons dates December 31, 2020 and December 31, 2019 key management personnel comprised the board of directors and authorized representatives of ADSE GM. Key management personnel as of the reporting date comprise the board of directors of ADSE Holdco. As of the reporting date the board of directors is represented by the following people:

Key management personnel	Role
Joseph Brancato	Director
Bazmi Husain	Director
K.R. Kent	Director
Hakan Konyar	Chief Production Officer
Kurt Lauk, PhD	Director (Chairman)
Salina Love	Director
John Neville	Chief Sales Officer
Thorsten Ochs	Chief Technology Officer
Thomas Speidel	Chief Executive Officer and Director
Robert Vogt	Chief Accounting Officer

Key management personnel compensation comprised the following:

kEUR	2021	2020	2019
Short-term employee benefits	1,196	783	192
Post-employment benefits	-	-	-
Termination benefits	-	-	-
Share-based payments	10	-	-
Total	1,206	783	192

Key management personnel compensation for the financial year 2021 solely includes short-term employee benefifts for four members of the key management as the rest of the key management was first appointed on December 23, 2021 and did not receive any short-term employee benefits.

Short-term employee benefits include salary, company car, training and other benefits. Share-based payments include expenses for restriced stock units (see note 4.2.9).